Income Tax (Details) - Schedule of Reconciliation of the Expected Income Tax Recovery to the Actual Income Tax Recovery - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of the Expected Income Tax Recovery to the Actual Income Tax Recovery [Abstract]
Net loss before income taxes		$ (5,162,454)	$ (6,701,203)	$ (8,167,154)
Income tax expenses attributable to net income at Singapore statutory rate of 17%	[1]	(877,617)	(1,139,205)	(1,388,416)
Effect of different tax rates in other jurisdictions		51,540	(63,730)	(48,323)
Non-deductible expenses		302,956	537,800	34,595
Singapore tax exemption or non-taxable income				(7,159)
Unrecognized deferred tax asset		523,121	665,135	1,409,303
Total tax provision

[1]	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.